Subsequent Events (Details)				12 Months Ended
	Dec. 01, 2021	Jul. 20, 2021 USD ($) Day $ / shares	Mar. 02, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Nov. 30, 2021	Jun. 30, 2021 $ / shares	Feb. 17, 2021 USD ($)
Common stock shares subscribed but not issued | shares			3,000,000
Common stock value subscribed but not issued | $			$ 30,000,000
Minimum proceeds needed to consummate business combination | $			$ 85,000,000
Business Acquisitions [Member]
Business acquistion equity issued or issuable shares | shares				6,500,000
Subscription Agreement [Member] | Private Investment In Public Equity Investors [Member]
Class of warrants or rights exercise price per share			$ 0.01
Subscription Agreement [Member] | Private Investment In Public Equity Investors [Member] | Pre Funded Warrants [Member] | Beneficial Owner [Member] | Maximum [Member]
Percentage of common stock held by the investors			9.99%
Chardan Healthcare Acquisition 2 Corp. [Member]
Class of warrants or rights exercise price per share				$ 11.50		$ 11.50
Chardan Healthcare Acquisition 2 Corp. [Member] | Business Acquisitions [Member]
Percentage of Voting Interests Acquired						50.00%
Subsequent Event [Member]
Debt Instrument, Interest Rate, Increase (Decrease)	5.00%
Minimum proceeds needed to consummate business combination | $			$ 85,000,000
Subsequent Event [Member] | Note Purchase Agreement [Member]
Proceeds from Issuance of Debt | $		$ 50,000,000
Debt Instrument, Convertible, Conversion Price		$ 0.80
Debt Instrument, Convertible, Threshold Trading Days | Day		30
Debt Instrument, Convertible, Threshold Consecutive Trading Days | Day		45
Percentage of principal amount of the Convertible Promissory Note		75.00%
Subsequent Event [Member] | Note Purchase Agreement [Member] | Business Acquisitions [Member]
Percentage of Voting Interests Acquired		51.00%
Subsequent Event [Member] | Subscription Agreement [Member] | Private Investment In Public Equity Investors [Member]
Class of warrants or rights exercise price per share			$ 0.01
Subsequent Event [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Interest Rate, Stated Percentage					4.00%
Subsequent Event [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.00%
Subsequent Event [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Subsequent Event [Member] | Convertible Promissory Note [Member]
Debt Conversion, Converted Instrument, Amount | $		$ 2,500,000
Proceeds from Convertible Debt | $		$ 2,500,000
Debt Instrument, Maturity Date		Jul. 20, 2022
Share price		$ 10.00
Repayments of Debt | $		$ 2,500,000
Subsequent Event [Member] | Convertible Promissory Note [Member] | CHAQ Common Stock [Member]
Debt Instrument, Convertible, Carrying Amount of Equity Component | $		$ 2,500,000
Subsequent Event [Member] | Chardan Healthcare Acquisition 2 Corp. [Member]
Business acquistion contingent consideration shares issuable shares | shares			2,000,000.0
Number of shares to be transferred towards contingent consideration | shares			500,000
Subsequent Event [Member] | Chardan Healthcare Acquisition 2 Corp. [Member] | Share Trigger Price One [Member] | Year Two Thousand And Twenty Three [Member]
Share price			$ 17.50
Business acquistion contingent consideration shares issuable shares | shares			600,000
Number of consecutive trading days for determining the share price			30 days
Subsequent Event [Member] | Chardan Healthcare Acquisition 2 Corp. [Member] | Share Trigger Price Two [Member] | Year Two Thousand And Twenty Five [Member]
Share price			$ 25.00
Business acquistion contingent consideration shares issuable shares | shares			600,000
Number of consecutive trading days for determining the share price			30 days
Subsequent Event [Member] | Chardan Healthcare Acquisition 2 Corp. [Member] | Share Trigger Price Three [Member] | Year Two Thousand And Twenty Seven [Member]
Share price			$ 35.00
Business acquistion contingent consideration shares issuable shares | shares			800,000
Number of consecutive trading days for determining the share price			30 days
Subsequent Event [Member] | Chardan Healthcare Acquisition 2 Corp. [Member] | Subscription Agreement [Member] | Private Investment In Public Equity Investors [Member] | Pre Funded Warrants [Member]
Shares issued price per share			$ 10.00
Class of warrants or rights issued price per unit			$ 9.99
Subsequent Event [Member] | Chardan Healthcare Acquisition 2 Corp. [Member] | Subscription Agreement [Member] | Private Investment In Public Equity Investors [Member] | Pre Funded Warrants [Member] | Beneficial Owner [Member] | Maximum [Member]
Percentage of common stock held by the investors			9.99%
Subsequent Event [Member] | Sponsor [Member] | Chardan Healthcare Acquisition 2 Corp. [Member]
Loans to the company | $							$ 250,000